SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Useful lives or depreciation rates, property, plant and equipment [text Block]
Depreciation is provided to write off the cost less their residual values over their estimated useful lives as follows, using the straight-line method:

Plant and machinery	10 years
Motor vehicles	10 years
Office equipment	5 years